Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
U.K. R&D tax credit	$17,333	$16,017
Prepaid tax	1,561	3,080
Other current assets	4,728	9,008
	$23,622	$28,105